Borrowings and derivative financial instrument - US$1 billion RCF (Details) R in Millions, $ in Millions		12 Months Ended
	Apr. 06, 2023 USD ($) extension_option	Dec. 31, 2025 ZAR (R)	Dec. 31, 2024 ZAR (R)	Dec. 31, 2023 ZAR (R)
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year		R 41,687	R 36,618	R 22,728
Loans raised		7,912	8,278	14,431
Loans repaid		(4,883)	(3,335)	(1,323)
Accrued interest		1,793	1,946	1,192
Accrued interest paid		(2,086)	(1,947)	(1,175)
(Gain)/loss on foreign exchange differences		(4,020)	344	2,105
Balance at end of the year		43,257	41,687	36,618
Current portion of balance		(11,402)	(552)	(11,672)
Non-current portion of balance		31,855	41,135	24,946
U S600 Million Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $	$ 600
US$1 billion RCF
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $	$ 1,000
Term of facility	3 years
Number of one-year extensions | extension_option	2
Borrowings, term of extension	1 year
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year		0	0	0
Loans raised		0	0	0
Loans repaid		0	0	0
Accrued interest		233	185	73
Accrued interest paid		(233)	(185)	(73)
(Gain)/loss on foreign exchange differences		0	0	0
Balance at end of the year		0	0	0
Current portion of balance		0	0	0
Non-current portion of balance		R 0	R 0	R 0
US$1 billion RCF | Minimum
Disclosure of detailed information about borrowings [line items]
Net debt to EBITDA threshold	1.0
US$1 billion RCF | Median
Disclosure of detailed information about borrowings [line items]
Net debt to EBITDA threshold	2.0
US$1 billion RCF | Maximum
Disclosure of detailed information about borrowings [line items]
Net debt to EBITDA threshold	3.0
US$1 billion RCF | Net Debt to EBITDA less than threshold | Linked term SOFR
Disclosure of detailed information about borrowings [line items]
Interest rate margin	1.60%
US$1 billion RCF | Net debt to EBITDA between min threshold & midrange | Linked term SOFR
Disclosure of detailed information about borrowings [line items]
Interest rate margin	1.80%
US$1 billion RCF | Net debt To EBITDA between midrange & max threshold | Linked term SOFR
Disclosure of detailed information about borrowings [line items]
Interest rate margin	2.00%
US$1 billion RCF | Net Debt to EBITDA above threshold | Linked term SOFR
Disclosure of detailed information about borrowings [line items]
Interest rate margin	2.20%